Merger - Common stock shares outstanding after merger (Details) - shares	Mar. 31, 2024	Jun. 30, 2023
Merger
Total Shares of Common Stock Outstanding after Merger	50,937,370	49,167,170
Alliance Public Shares
Merger
Total Shares of Common Stock Outstanding after Merger	167,170	167,170
Alliance Sponsor Shares
Merger
Total Shares of Common Stock Outstanding after Merger	1,500,000	1,500,000
Pre-Merger Alliance Shares
Merger
Total Shares of Common Stock Outstanding after Merger	47,500,000	47,500,000
Class A common stock
Merger
Total Shares of Common Stock Outstanding after Merger	49,167,170	47,500,000